January 4, 2019
ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE, SUITE 3800
MILWAUKEE, WISCONSIN  53202-5306
414.271.2400 TEL
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www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
999700-0428

VIA EDGAR

United States Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Perritt Funds, Inc. (File No. 811-21556)

Ladies and Gentlemen:

On behalf of Perritt Funds, Inc., a Maryland corporation (the “Company”), we are transmitting for filing a registration statement on Form N-14.  The Registration Statement contains a Prospectus that provides information about the acquisition (the “Acquisition”) of the assets and liabilities of the Perritt Low Priced Stock Fund (the “Low Priced Stock Fund”), a series of the Company, by the Perritt MicroCap Opportunities Fun (the “MicroCap Opportunities Fund”), another series of the Company.  The Low Priced Stock Fund and the MicroCap Opportunities Fund are sometimes referred to herein as the “Funds.”  The Acquisition does not require shareholder approval, and the Company is not asking for a proxy in connection with the Acquisition.

The Company is a Maryland corporation, and, under applicable corporate law and the charter documents of the Company, no shareholder vote is required in connection with the reorganization.  In addition, no shareholder vote is required by Rule 17a-8 under the Investment Company Act of 1940 because (1) the Funds have virtually identical investment advisory contracts; (2) the Funds have the same disinterested directors; (3) no policy of the Low Priced Stock Fund that under Section 13 of Investment Company Act could not be changed without a vote of a majority of its outstanding voting securities is materially different from a policy of the MicroCap Opportunities Fund; and (4) neither of the Funds pays any distribution fees.

The Perritt MicroCap Opportunities Fund is the legal and accounting survivor of the reorganization.

This filing is being effected by direct transmission to the EDGAR System.  Please contact the undersigned at (414) 297-5596 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

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